Corporate Bond	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Corporate Bond

7. Corporate Bond
The Company recognized amortization expense of $49 and $97 related to the discount on the corporate bond as a component of interest expense in the condensed consolidated statements of operations and comprehensive loss for the three and six months ended June 30, 2022. The Company recognized amortization expense of $44 and $87 for the three and six months ended June 30, 2021.
The carrying amount of the corporate bond is as follows:

	June 30, 2022	December 31, 2021
Corporate bond	5,000	$5,000
Unamortized discount on corporate bond	(3,265)	(3,362)

Corporate bond, net of discount	$1,735	$1,638

6.	Corporate Bond
In March 2019, in connection with Shionogi exercising its option to enter into the Collaboration Agreement, the Company issued a $5,000 corporate bond to Shionogi for cash. The corporate bond is unsecured and is subordinated to the obligations of the Company under indebtedness for borrowed money owed by the Company to any bank or other financial institution. The maturity date of the corporate bond is November 10, 2031 and does not bear interest during its term (fixed interest rate of 0.0%). The corporate bond is prepayable by the Company at any time without penalty. The repayment of the corporate bond can be accelerated upon the termination of the Collaboration Agreement or upon the occurrence of an event of default (as defined), in both cases without penalty.
The Company determined that the interest rate on the corporate bond did not reflect a market interest rate that the Company would expect to incur on a similar instrument issued apart from the Collaboration Agreement. As such, the Company estimated the market rate of interest for a similar instrument (as 12.0%) and recorded a discount on the corporate bond at issuance in order to impute interest at this rate over the term of the instrument. The initial discount on the corporate bond was estimated to be $3,805. As the corporate bond was issued in connection with the Collaboration Agreement, the Company also added the estimated initial discount as a component of the transaction price (and an adjustment to revenue recognized) related to the Collaboration Agreement. The Company amortizes the initial discount to interest expense using the effective interest method over the term of the corporate bond.
The Company recognized amortization expense of $175 and $157 related to the discount on the corporate bond as a component of interest expense in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2021 and 2020, respectively. At December 31, 2021 and 2020, the carrying amount of the corporate bond is as follows:

	December 31,
	2021	2020
Corporate bond	5,000	$5,000
Unamortized discount on corporate bond	(3,362)	(3,538)

Corporate bond, net of discount	$1,638	$1,462